UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017

13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399

Signature, Place and Date of Signing:


/s/ Mario D. Cibelli              New York, New York           May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $106,555
                                      (thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name
---  --------------------          ----

1.   028-11767                     Cibelli Capital Management LLC

2.   028-11691                     Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE

                                                             VALUE       SHRS OR SH/ PUT/     INVSMT      OTHR  VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP       (X$1000)     PRN AMT PRN CALL     DSCRTN      MGRS  SOLE SHARED     NONE
       --------------          --------------   -----       --------     ------- --- ----     ------      ----  ---- ------     ----
1-800 CONTACTS INC             COM              681977104     20,141   1,198,128 SH       SHARED-DEFINED  1, 2       1,198,128
ACACIA RESH CORP               ACACIA TCH COM   003881307      5,713     361,135 SH       SHARED-DEFINED  1, 2         361,135
ATWOOD OCEANICS INC            COM              050095108        569       9,700 SH       SHARED-DEFINED  1, 2           9,700
BARNES & NOBLE INC             COM              067774109      1,203      30,500 SH       SHARED-DEFINED  1, 2          30,500
BED BATH & BEYOND INC          COM              075896100      8,991     223,835 SH       SHARED-DEFINED  1, 2         223,835
BLACKBOARD INC                 COM              091935502      3,060      90,980 SH       SHARED-DEFINED  1, 2          90,980
BROWN FORMAN CORP              CLB              115637209      1,639      25,000 SH       SHARED-DEFINED  1, 2          25,000
COPART INC                     COM              217204106        980      35,000 SH       SHARED-DEFINED  1, 2          35,000
CRAFTMADE INTL INC             COM              22413E104      2,963     196,359 SH       SHARED-DEFINED  1, 2         196,359
DOVER MOTORSPORTS INC          COM              260174107      2,786     530,588 SH       SHARED-DEFINED  1, 2         530,588
EGL INC                        COM              268484102      3,061      77,250 SH       SHARED-DEFINED  1, 2          77,250
EMMIS COMMUNICATIONS CORP      CLA              291525103        204      24,225 SH       SHARED-DEFINED  1, 2          24,225
FIBERSTARS INC                 COM              315662106      1,718     304,142 SH       SHARED-DEFINED  1, 2         304,142
FOOT LOCKER INC                COM              344849104      1,620      68,790 SH       SHARED-DEFINED  1, 2          68,790
FORWARD AIR CORP               COM              349853101      6,099     185,500 SH       SHARED-DEFINED  1, 2         185,500
HEARST-ARGYLE TELEVISION INC   COM              422317107      4,526     166,440 SH       SHARED-DEFINED  1, 2         166,440
HOME DEPOT INC                 COM              437076102      2,063      56,150 SH       SHARED-DEFINED  1, 2          56,150
INTERLINE BRANDS INC           COM              458743101        438      20,000 SH       SHARED-DEFINED  1, 2          20,000
MARCHEX INC                    COM              56624R108      4,495     293,400 SH       SHARED-DEFINED  1, 2         293,400
3M CO                          COM              88579Y101      3,022      39,535 SH       SHARED-DEFINED  1, 2          39,535
NATIONAL DENTEX CORP           COM              63563H109        540      38,400 SH       SHARED-DEFINED  1, 2          38,400
NETFLIX COM INC                COM              64110L106      8,373     361,053 SH       SHARED-DEFINED  1, 2         361,053
NUVEEN INVTS INC               CLA              67090F106      1,253      26,500 SH       SHARED-DEFINED  1, 2          26,500
PANHANDLE ROYALTY CO           CLA              698477106        792      39,700 SH       SHARED-DEFINED  1, 2          39,700
PETMED EXPRESS INC             COM              716382106        399      33,702 SH       SHARED-DEFINED  1, 2          33,702
PETSMART INC                   COM              716768106     10,433     316,547 SH       SHARED-DEFINED  1, 2         316,547
SM&A                           COM              78465D105      1,350     190,102 SH       SHARED-DEFINED  1, 2         190,102
TARGET CORP                    COM              87612E106      2,764      46,643 SH       SHARED-DEFINED  1, 2          46,643
TEMPUR PEDIC INTL INC          COM              88023U101        875      33,680 SH       SHARED-DEFINED  1, 2          33,680
TRX INC                        COM              898452107      1,015     298,500 SH       SHARED-DEFINED  1, 2         298,500
VARSITY GROUP INC              COM              922281100        566     372,230 SH       SHARED-DEFINED  1, 2         372,230
WAL MART STORES INC            COM              931142103      2,902      61,800 SH       SHARED-DEFINED  1, 2          61,800

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